SHARE CAPITAL (Details 2) - $ / shares		1 Months Ended			12 Months Ended
	Feb. 08, 2021	Nov. 15, 2021	Nov. 24, 2020	Jul. 29, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Risk-free Interest Rate	0.20%	2.00%	0.20%	1.46%	1.46%	1.46%	1.54%
Expected Life Of Options In Years					4 years 6 months 15 days	4 years 22 days	4 years 5 months 30 days
Expected Volatility	137.00%	107.00%	107.00%	133.89%	105.91%	132.74%	132.75%
Expected Dividend Yield					0.00%	0.00%	0.00%
Expected Forfeiture Rate					12.00%	12.00%	12.00%
Weighted Average Fair Value Of Options Granted During The Year					$ 2.01	$ 3.00	$ 3.10